VAN WAGONER FUNDS, INC.

                       Supplement Dated November 22, 2002

                   To the Statement of Additional Information

                              Dated April 30, 2002

                                    For the:

                              Small-Cap Growth Fund
                                Post-Venture Fund
                               Mid-Cap Growth Fund
                              Emerging Growth Fund
                                 Technology Fund

         This supplement updates certain information in the Van Wagoner Funds, Inc. Statement of Additional Information dated April 30, 2002. You should retain both the Supplement and the Statement of Additional Information for future reference.

         The following information replaces the first full paragraph following non-fundamental investment restriction 7 under the caption "Investment Restrictions" in the Statement of Additional Information concerning the determination of industry classifications.

         "For the purpose of each Fund's policy on investing in particular industries, the Funds will rely on industry or industry sub-group classifications published by Bloomberg L.P."